Schedule of Investments
(unaudited)
December 31, 2023
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Chemicals — 0.1%
Element Solutions, Inc.
(a)
.............. 2,144 $ 49,612
Financial Services — 0.1%
Block, Inc., Class A
(b)
................ 259 20,034
Ground Transportation — 0.1%
Uber Technologies, Inc.
(b)
............. 939 57,814
Hotels, Restaurants & Leisure — 0.0%
Aramark ......................... 414 11,633
IT Services — 0.0%
Twilio, Inc., Class A
(b)
................ 87 6,601
Pharmaceuticals — 0.1%
Catalent, Inc.
(b)
.................... 815 36,618
Total Common Stocks — 0 .4%
(Cost: $ 184,396 ) ................................ 182,312
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.4%
(c)
Bombardier, Inc.
7.13% , 06/15/26 ................. USD 136 135,365
7.88% , 04/15/27 ................. 62 62,011
6.00% , 02/15/28 ................. 88 85,736
7.50% , 02/01/29 ................. 55 55,912
8.75% , 11/15/30 ................. 102 108,599
TransDigm, Inc.
6.25% , 03/15/26 ................. 176 175,696
6.75% , 08/15/28 ................. 436 446,064
7.13% , 12/01/31 ................. 235 246,260
Triumph Group, Inc., 9.00%, 03/15/28 .... 206 219,049
1,534,692
Air Freight & Logistics — 0.2%
GN Bondco LLC, 9.50%, 10/15/31
(c)
..... 81 79,080
Automobile Components — 1.6%
Clarios Global LP
(c)
6.75% , 05/15/25 ................. 100 100,880
8.50% , 05/15/27 ................. 481 482,677
6.75% , 05/15/28 ................. 147 149,971
Goodyear Tire & Rubber Co. (The), 5.63%,
04/30/33 ..................... 2 1,793
735,321
Automobiles — 0.1%
Ford Motor Co.
3.25% , 02/12/32 ................. 34 28,278
6.10% , 08/19/32 ................. 36 36,289
64,567
Banks — 0.5%
BNP Paribas SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.35%), 8.50%
(c) (d) (e)
.............. 200 209,445
Broadline Retail — 0.4%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 36 30,403
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 77 69,738
Match Group Holdings II LLC
4.63% , 06/01/28 ................. 47 45,003
3.63% , 10/01/31 ................. 17 14,688
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
NMG Holding Co., Inc., 7.13%, 04/01/26 ... USD 25 $ 24,024
183,856
Building Products — 1.0%
(c)
Advanced Drainage Systems, Inc.
5.00% , 09/30/27 ................. 25 24,125
6.38% , 06/15/30 ................. 157 158,176
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 60 60,902
Standard Industries, Inc.
5.00% , 02/15/27 ................. 8 7,800
4.75% , 01/15/28 ................. 9 8,664
4.38% , 07/15/30 ................. 55 50,511
3.38% , 01/15/31 ................. 56 48,175
Summit Materials LLC, 7.25%, 01/15/31 ... 102 107,478
465,831
Capital Markets — 0.4%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
.................... 33 34,696
Aretec Group, Inc., 10.00%, 08/15/30
(c)
.... 25 26,566
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... 47 44,397
Northern Trust Corp., 6.13%, 11/02/32 .... 49 52,618
158,277
Chemicals — 2.6%
Ashland, Inc., 3.38%, 09/01/31
(c)
........ 120 103,430
Avient Corp., 7.13%, 08/01/30
(c)
........ 36 37,449
Axalta Coating Systems LLC, 3.38%,
02/15/29
(c)
.................... 200 179,486
Chemours Co. (The)
(c)
5.75% , 11/15/28 ................. 39 37,148
4.63% , 11/15/29 ................. 29 25,460
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 281 258,699
HB Fuller Co., 4.00%, 02/15/27 ........ 47 45,075
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.. 200 164,077
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)
. 60 43,578
WR Grace Holdings LLC
(c)
4.88% , 06/15/27 ................. 24 23,090
5.63% , 08/15/29 ................. 218 191,831
7.38% , 03/01/31 ................. 32 32,010
1,141,333
Commercial Services & Supplies — 4.0%
ADT Security Corp. (The)
(c)
4.13% , 08/01/29 ................. 3 2,761
4.88% , 07/15/32 ................. 53 49,024
Allied Universal Holdco LLC
(c)
6.63% , 07/15/26 ................. 180 179,055
9.75% , 07/15/27 ................. 172 168,542
4.63% , 06/01/28 ................. 200 181,818
APi Group DE, Inc.
(c)
4.13% , 07/15/29 ................. 19 17,289
4.75% , 10/15/29 ................. 24 22,544
APX Group, Inc.
(c)
6.75% , 02/15/27 ................. 26 25,935
5.75% , 07/15/29 ................. 80 74,580
Aramark Services, Inc., 5.00%, 02/01/28
(c)
.. 148 143,566
Covanta Holding Corp.
4.88% , 12/01/29
(c)
................ 20 17,474
5.00% , 09/01/30 ................. 15 12,767
Garda World Security Corp.
(c)
4.63% , 02/15/27 ................. 48 46,281
9.50% , 11/01/27 ................. 29 29,236
7.75% , 02/15/28 ................. 99 102,427
6.00% , 06/01/29 ................. 3 2,689

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc.
(c)
4.25% , 06/01/25 ................. USD 3 $ 2,956
3.75% , 08/01/25 ................. 5 4,883
5.13% , 12/15/26 ................. 43 42,544
4.00% , 08/01/28 ................. 37 34,202
3.50% , 09/01/28 ................. 4 3,696
4.75% , 06/15/29 ................. 84 79,125
4.38% , 08/15/29 ................. 16 14,766
6.75% , 01/15/31 ................. 148 152,482
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 41 40,939
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
. 29 27,043
Prime Security Services Borrower LLC
(c)
5.75% , 04/15/26 ................. 92 92,498
6.25% , 01/15/28 ................. 57 56,668
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 21 19,055
Williams Scotsman, Inc.
(c)
4.63% , 08/15/28 ................. 38 35,892
7.38% , 10/01/31 ................. 81 84,949
1,767,686
Communications Equipment — 0.6%
(c)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 80 65,200
CommScope, Inc.
6.00% , 03/01/26 ................. 41 36,551
4.75% , 09/01/29 ................. 24 16,114
Viasat, Inc.
5.63% , 09/15/25 ................. 58 56,552
5.63% , 04/15/27 ................. 49 47,408
7.50% , 05/30/31 ................. 12 9,420
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 35 30,640
261,885
Construction & Engineering — 0.1%
(c)
Dycom Industries, Inc., 4.50%, 04/15/29 ... 31 28,765
MasTec, Inc., 4.50%, 08/15/28 ......... 10 9,391
Pike Corp., 8.63%, 01/31/31 .......... 20 21,017
59,173
Consumer Finance — 1.6%
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(c)
.................... 31 32,137
Ford Motor Credit Co. LLC, 7.35%, 03/06/30 200 214,860
Navient Corp., 9.38%, 07/25/30 ........ 59 61,813
OneMain Finance Corp.
6.88% , 03/15/25 ................. 10 10,123
7.13% , 03/15/26 ................. 53 53,996
6.63% , 01/15/28 ................. 20 20,191
9.00% , 01/15/29 ................. 101 106,780
7.88% , 03/15/30 ................. 85 87,496
4.00% , 09/15/30 ................. 107 91,566
SLM Corp., 3.13%, 11/02/26 .......... 41 38,230
717,192
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc.
(c)
4.63% , 01/15/27 ................. 8 7,777
6.50% , 02/15/28 ................. 44 44,526
3.50% , 03/15/29 ................. 49 44,491
4.88% , 02/15/30 ................. 113 108,178
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
51 41,287
US Foods, Inc.
(c)
6.88% , 09/15/28 ................. 35 36,027
4.75% , 02/15/29 ................. 47 44,638
4.63% , 06/01/30 ................. 5 4,660
7.25% , 01/15/32 ................. 67 69,862
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Walgreens Boots Alliance, Inc.
3.20% , 04/15/30 ................. USD 4 $ 3,521
4.80% , 11/18/44 ................. 12 9,998
4.10% , 04/15/50 ................. 20 14,524
429,489
Containers & Packaging — 4.0%
Ardagh Metal Packaging Finance USA LLC
(c)
6.00% , 06/15/27 ................. 200 199,284
4.00% , 09/01/29 ................. 200 169,295
Ball Corp.
6.00% , 06/15/29 ................. 26 26,550
3.13% , 09/15/31 ................. 72 62,078
Clydesdale Acquisition Holdings, Inc.
(c)
6.63% , 04/15/29 ................. 86 84,587
8.75% , 04/15/30 ................. 93 86,710
Crown Americas LLC, 4.25%, 09/30/26 ... 124 120,280
Graphic Packaging International LLC, 3.50%,
03/15/28
(c)
.................... 98 90,935
Mauser Packaging Solutions Holding Co.
(c)
7.88% , 08/15/26 ................. 592 602,467
9.25% , 04/15/27 ................. 9 8,834
Owens-Brockway Glass Container, Inc.
(c)
6.63% , 05/13/27 ................. 32 32,004
7.25% , 05/15/31 ................. 163 165,264
Sealed Air Corp.
(c)
4.00% , 12/01/27 ................. 70 65,700
6.13% , 02/01/28 ................. 46 46,396
5.00% , 04/15/29 ................. 8 7,736
7.25% , 02/15/31 ................. 16 16,965
1,785,085
Distributors — 0.2%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 12 10,697
Resideo Funding, Inc., 4.00%, 09/01/29 ... 8 6,980
Ritchie Bros Holdings, Inc.
6.75% , 03/15/28 ................. 18 18,532
7.75% , 03/15/31 ................. 59 62,901
99,110
Diversified Consumer Services — 0.4%
Sotheby's, 5.88%, 06/01/29
(c)
.......... 200 172,972
Diversified REITs — 0.5%
(c)
HAT Holdings I LLC
3.38% , 06/15/26 ................. 106 99,626
8.00% , 06/15/27 ................. 32 33,323
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ....... 76 69,614
202,563
Diversified Telecommunication Services — 6.2%
CCO Holdings LLC
(c)
5.00% , 02/01/28 ................. 73 69,845
6.38% , 09/01/29 ................. 168 165,675
4.75% , 03/01/30 ................. 27 24,672
4.25% , 02/01/31 ................. 125 109,241
7.38% , 03/01/31 ................. 155 159,087
4.75% , 02/01/32 ................. 35 30,868
4.25% , 01/15/34 ................. 62 50,383
Frontier Communications Holdings LLC
(c)
5.88% , 10/15/27 ................. 71 68,593
5.00% , 05/01/28 ................. 49 45,285
8.75% , 05/15/30 ................. 211 217,057
Iliad Holding SASU
(c)
6.50% , 10/15/26 ................. 200 199,609
7.00% , 10/15/28 ................. 294 292,556

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.
(c)
3.40% , 03/01/27 ................. USD 128 $ 122,880
4.63% , 09/15/27 ................. 134 80,400
3.63% , 01/15/29 ................. 12 6,120
11.00% , 11/15/29
(f)
............... 96 95,887
10.50% , 05/15/30 ................ 173 167,756
Lumen Technologies, Inc., 4.00%, 02/15/27
(c)
58 37,431
Telecom Italia Capital SA
6.38% , 11/15/33 ................. 57 55,752
6.00% , 09/30/34 ................. 93 88,320
7.20% , 07/18/36 ................. 9 9,034
7.72% , 06/04/38 ................. 2 2,037
Uniti Group LP, 10.50%, 02/15/28
(c)
...... 156 158,154
Zayo Group Holdings, Inc.
(c)
4.00% , 03/01/27 ................. 487 390,464
6.13% , 03/01/28 ................. 142 104,294
2,751,400
Electric Utilities — 1.8%
(c)
Alexander Funding Trust II, 7.47%, 07/31/28 100 105,004
NextEra Energy Operating Partners LP
4.25% , 09/15/24 ................. 233 225,427
7.25% , 01/15/29 ................. 48 50,252
NRG Energy, Inc., 7.00%, 03/15/33 ...... 45 47,563
Pattern Energy Operations LP, 4.50%, 08/15/28 249 235,519
PG&E Corp., 4.25%, 12/01/27
(g)
........ 114 119,472
783,237
Electrical Equipment — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28
(c)
.... 109 102,266
Electronic Equipment, Instruments & Components — 0.4%
Sensata Technologies, Inc.
(c)
4.38% , 02/15/30 ................. 166 153,959
3.75% , 02/15/31 ................. 18 15,853
169,812
Entertainment — 0.5%
(c)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 48 35,909
Live Nation Entertainment, Inc.
5.63% , 03/15/26 ................. 8 7,927
6.50% , 05/15/27 ................. 64 65,121
4.75% , 10/15/27 ................. 70 67,119
3.75% , 01/15/28 ................. 37 34,506
Playtika Holding Corp., 4.25%, 03/15/29 ... 10 8,725
219,307
Financial Services — 3.2%
Block, Inc.
2.75% , 06/01/26 ................. 89 83,930
3.50% , 06/01/31 ................. 258 229,091
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 54 53,832
GGAM Finance Ltd.
(c)
7.75% , 05/15/26 ................. 10 10,150
8.00% , 02/15/27 ................. 98 100,454
8.00% , 06/15/28 ................. 28 28,969
MGIC Investment Corp., 5.25%, 08/15/28 .. 92 89,554
Nationstar Mortgage Holdings, Inc.
(c)
5.00% , 02/01/26 ................. 191 186,790
6.00% , 01/15/27 ................. 27 26,798
5.13% , 12/15/30 ................. 15 13,562
5.75% , 11/15/31 ................. 40 37,296
NCR Atleos Escrow Corp., 9.50%, 04/01/29
(c)
51 54,187
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(c)
.................... 62 63,821
Rocket Mortgage LLC
(c)
2.88% , 10/15/26 ................. 116 107,010
Security
Par (000)
Par (000) Value
Financial Services (continued)
3.88% , 03/01/31 ................. USD 46 $ 40,457
4.00% , 10/15/33 ................. 8 6,796
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
... 80 77,793
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
. 208 209,462
1,419,952
Food Products — 1.1%
(c)
B&G Foods, Inc., 8.00%, 09/15/28 ...... 25 26,251
Chobani LLC
7.50% , 04/15/25 ................. 100 99,500
4.63% , 11/15/28 ................. 173 161,722
Darling Ingredients, Inc.
5.25% , 04/15/27 ................. 108 106,304
6.00% , 06/15/30 ................. 118 118,088
511,865
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 16 14,505
Ground Transportation — 0.7%
(c)
Avis Budget Car Rental LLC, 8.00%, 02/15/31 52 51,928
NESCO Holdings II, Inc., 5.50%, 04/15/29 .. 48 44,380
RXO, Inc., 7.50%, 11/15/27 ........... 21 21,669
Uber Technologies, Inc., 4.50%, 08/15/29 .. 192 183,162
301,139
Health Care Equipment & Supplies — 2.3%
Avantor Funding, Inc.
(c)
4.63% , 07/15/28 ................. 85 82,151
3.88% , 11/01/29 ................. 71 64,476
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(c)
.................... 321 338,636
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 46 49,134
Hologic, Inc., 3.25%, 02/15/29
(c)
........ 47 42,611
Medline Borrower LP
(c)
3.88% , 04/01/29 ................. 30 27,124
5.25% , 10/01/29 ................. 300 282,773
Teleflex, Inc.
4.63% , 11/15/27 ................. 3 2,916
4.25% , 06/01/28
(c)
................ 137 129,847
1,019,668
Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc.
(c)
5.50% , 07/01/28 ................. 26 25,606
5.00% , 04/15/29 ................. 5 4,800
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
115 100,087
Community Health Systems, Inc.
(c)
6.00% , 01/15/29 ................. 157 141,320
5.25% , 05/15/30 ................. 124 103,707
4.75% , 02/15/31 ................. 89 69,966
Encompass Health Corp.
4.50% , 02/01/28 ................. 109 104,287
4.63% , 04/01/31 ................. 18 16,563
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 106 98,422
Legacy LifePoint Health LLC, 4.38%,
02/15/27
(c)
.................... 40 36,930
LifePoint Health, Inc.
(c)
9.88% , 08/15/30 ................. 60 60,635
11.00% , 10/15/30 ................ 91 95,837
Molina Healthcare, Inc.
(c)
4.38% , 06/15/28 ................. 30 28,374
3.88% , 11/15/30 ................. 10 8,989
3.88% , 05/15/32 ................. 8 6,990
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 56 50,611
Pediatrix Medical Group, Inc., 5.38%,
02/15/30
(c)
.................... 72 64,117

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
.................... USD 5 $ 4,875
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
............... 12 11,905
Surgery Center Holdings, Inc.
(c)
6.75% , 07/01/25 ................. 55 54,794
10.00% , 04/15/27 ................ 76 76,760
Tenet Healthcare Corp.
4.88% , 01/01/26 ................. 25 24,718
5.13% , 11/01/27 ................. 29 28,349
6.13% , 10/01/28 ................. 56 55,841
6.13% , 06/15/30 ................. 81 81,898
6.75% , 05/15/31
(c)
................ 132 134,911
1,491,292
Health Care Technology — 1.0%
(c)
AthenaHealth Group, Inc., 6.50%, 02/15/30 . 335 303,905
IQVIA, Inc., 6.25%, 02/01/29 .......... 143 149,284
453,189
Hotels, Restaurants & Leisure — 5.7%
1011778 BC ULC
(c)
3.88% , 01/15/28 ................. 26 24,563
4.38% , 01/15/28 ................. 82 78,316
4.00% , 10/15/30 ................. 62 55,608
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 112 105,324
Caesars Entertainment, Inc.
(c)
8.13% , 07/01/27 ................. 253 259,350
4.63% , 10/15/29 ................. 98 88,397
7.00% , 02/15/30 ................. 182 186,629
Cedar Fair LP, 5.50%, 05/01/25
(c)
....... 95 94,522
Churchill Downs, Inc.
(c)
5.50% , 04/01/27 ................. 2 1,979
4.75% , 01/15/28 ................. 22 21,085
5.75% , 04/01/30 ................. 187 182,323
6.75% , 05/01/31 ................. 91 92,359
Fertitta Entertainment LLC
(c)
4.63% , 01/15/29 ................. 188 170,586
6.75% , 01/15/30 ................. 7 6,146
Hilton Domestic Operating Co., Inc.
3.75% , 05/01/29
(c)
................ 66 61,191
4.88% , 01/15/30 ................. 52 50,396
4.00% , 05/01/31
(c)
................ 42 38,469
3.63% , 02/15/32
(c)
................ 10 8,727
Light & Wonder International, Inc.
(c)
7.25% , 11/15/29 ................. 44 45,052
7.50% , 09/01/31 ................. 60 62,583
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(c)
.................... 55 56,868
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
91 90,545
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
67 57,695
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
200 197,953
MGM China Holdings Ltd., 5.88%, 05/15/26
(c)
200 195,000
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 38 35,340
Six Flags Entertainment Corp., 7.25%,
05/15/31
(c)
.................... 161 161,496
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
23 23,100
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 71 66,396
Wynn Resorts Finance LLC, 7.13%, 02/15/31
(c)
12 12,497
2,530,495
Household Durables — 0.8%
Ashton Woods USA LLC, 4.63%, 08/01/29
(c)
25 22,231
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(c)
.................... 97 86,102
Security
Par (000)
Par (000) Value
Household Durables (continued)
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
USD 68 $ 67,275
Dream Finders Homes, Inc., 8.25%, 08/15/28
(c)
26 27,477
KB Home, 7.25%, 07/15/30 ........... 15 15,527
LGI Homes, Inc., 8.75%, 12/15/28
(c)
...... 25 26,594
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
22 15,812
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(c)
.................... 68 68,340
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .. 22 21,615
350,973
Household Products — 0.0%
Spectrum Brands, Inc., 5.00%, 10/01/29
(c)
.. 18 17,174
Independent Power and Renewable Electricity Producers — 1.6%
Clearway Energy Operating LLC
(c)
4.75% , 03/15/28 ................. 332 319,854
3.75% , 01/15/32 ................. 101 87,741
NextEra Energy Partners LP
(c)(g)
0.00% , 11/15/25
(h)
................ 32 27,952
2.50% , 06/15/26 ................. 32 28,672
TransAlta Corp., 7.75%, 11/15/29 ....... 238 252,776
716,995
Industrial Conglomerates — 1.3%
Emerald Debt Merger Sub LLC, 6.63%,
12/15/30
(c)
.................... 585 597,501
Insurance — 5.1%
(c)
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 ................. 172 165,301
6.75% , 10/15/27 ................. 317 315,880
6.75% , 04/15/28 ................. 138 141,178
5.88% , 11/01/29 ................. 224 212,238
7.00% , 01/15/31 ................. 110 116,035
AmWINS Group, Inc., 4.88%, 06/30/29 .... 48 43,835
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 22 22,221
HUB International Ltd.
7.00% , 05/01/26 ................. 66 66,255
7.25% , 06/15/30 ................. 387 408,761
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 ................. 118 123,916
10.50% , 12/15/30 ................ 58 61,126
NFP Corp.
4.88% , 08/15/28 ................. 107 105,892
6.88% , 08/15/28 ................. 298 302,947
7.50% , 10/01/30 ................. 24 25,543
8.50% , 10/01/31 ................. 42 45,524
Ryan Specialty LLC, 4.38%, 02/01/30 .... 34 31,535
USI, Inc., 7.50%, 01/15/32 ........... 99 101,356
2,289,543
IT Services — 2.0%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 57 49,661
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(c)
74 69,349
Central Parent LLC, 8.00%, 06/15/29
(c)
.... 93 97,070
Gartner, Inc.
(c)
4.50% , 07/01/28 ................. 45 42,675
3.75% , 10/01/30 ................. 8 7,072
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31
(c)
424 448,050
Northwest Fiber LLC, 4.75%, 04/30/27
(c)
... 59 56,345
Presidio Holdings, Inc., 4.88%, 02/01/27
(c)
.. 8 7,842
Twilio, Inc.
3.63% , 03/15/29 ................. 18 16,421
3.88% , 03/15/31 ................. 95 84,598
879,083

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Leisure Products — 0.2%
Acushnet Co., 7.38%, 10/15/28
(c)
....... USD 19 $ 19,823
Mattel, Inc.
6.20% , 10/01/40 ................. 53 51,265
5.45% , 11/01/41 ................. 5 4,503
75,591
Life Sciences Tools & Services — 0.7%
(c)
Charles River Laboratories International, Inc.
4.25% , 05/01/28 ................. 32 30,460
4.00% , 03/15/31 ................. 14 12,647
Fortrea Holdings, Inc., 7.50%, 07/01/30 ... 44 45,187
Star Parent, Inc., 9.00%, 10/01/30 ....... 218 229,740
318,034
Machinery — 1.4%
Madison IAQ LLC
(c)
4.13% , 06/30/28 ................. 30 27,274
5.88% , 06/30/29 ................. 120 105,730
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
43 39,173
Terex Corp., 5.00%, 05/15/29
(c)
........ 63 59,378
Titan International, Inc., 7.00%, 04/30/28 .. 23 23,010
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(c)
200 196,458
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
200 196,471
647,494
Media — 4.8%
Altice Financing SA, 5.75%, 08/15/29
(c)
.... 200 177,482
Cable One, Inc.
0.00% , 03/15/26
(g) (h)
............... 22 18,667
1.13% , 03/15/28
(g)
................ 147 111,352
4.00% , 11/15/30
(c)
................ 87 70,439
Clear Channel Outdoor Holdings, Inc.
(c)
5.13% , 08/15/27 ................. 43 41,047
7.75% , 04/15/28 ................. 28 24,142
9.00% , 09/15/28 ................. 216 225,388
7.50% , 06/01/29 ................. 102 84,810
CSC Holdings LLC
(c)
11.25% , 05/15/28 ................ 200 206,072
4.13% , 12/01/30 ................. 200 152,150
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
. 55 51,677
GCI LLC, 4.75%, 10/15/28
(c)
.......... 8 7,340
Gray Television, Inc.
(c)
5.88% , 07/15/26 ................. 20 19,454
7.00% , 05/15/27 ................. 49 46,575
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 14 12,319
Nexstar Media, Inc., 5.63%, 07/15/27
(c)
.... 18 17,405
Outfront Media Capital LLC
(c)
5.00% , 08/15/27 ................. 111 107,292
4.25% , 01/15/29 ................. 23 20,755
4.63% , 03/15/30 ................. 29 25,853
7.38% , 02/15/31 ................. 58 60,908
Radiate Holdco LLC
(c)
4.50% , 09/15/26 ................. 77 58,728
6.50% , 09/15/28 ................. 90 44,099
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 5 3,525
Sirius XM Radio, Inc.
(c)
3.13% , 09/01/26 ................. 97 91,148
5.00% , 08/01/27 ................. 51 49,266
4.00% , 07/15/28 ................. 12 11,098
TEGNA, Inc., 4.75%, 03/15/26
(c)
........ 5 4,863
Univision Communications, Inc.
(c)
6.63% , 06/01/27 ................. 30 29,918
8.00% , 08/15/28 ................. 150 154,743
7.38% , 06/30/30 ................. 37 36,894
Videotron Ltd., 3.63%, 06/15/29
(c)
....... 5 4,538
Security
Par (000)
Par (000) Value
Media (continued)
Ziggo Bond Co. BV, 5.13%, 02/28/30
(c)
.... USD 200 $ 167,273
2,137,220
Metals & Mining — 3.9%
(c)
Big River Steel LLC, 6.63%, 01/31/29 .... 681 694,334
Constellium SE
5.63% , 06/15/28 ................. 250 243,981
3.75% , 04/15/29 ................. 250 226,840
Novelis Corp.
3.25% , 11/15/26 ................. 392 369,028
4.75% , 01/30/30 ................. 18 16,928
3.88% , 08/15/31 ................. 207 182,416
1,733,527
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(c)
Ladder Capital Finance Holdings LLLP, 5.25%,
10/01/25 ..................... 6 5,919
Starwood Property Trust, Inc., 4.38%, 01/15/27 9 8,482
14,401
Oil, Gas & Consumable Fuels — 0.4%
EnLink Midstream Partners LP
4.85% , 07/15/26 ................. 13 12,736
5.60% , 04/01/44 ................. 47 40,905
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 98 86,695
New Fortress Energy, Inc., 6.75%, 09/15/25
(c)
48 47,617
187,953
Passenger Airlines — 1.0%
(c)
American Airlines, Inc.
5.75% , 04/20/29 ................. 128 124,873
8.50% , 05/15/29 ................. 129 136,224
Mileage Plus Holdings LLC, 6.50%, 06/20/27 39 39,030
United Airlines, Inc., 4.63%, 04/15/29 ..... 142 132,803
432,930
Personal Care Products — 0.2%
(c)
Coty, Inc., 6.63%, 07/15/30 ........... 74 76,021
Prestige Brands, Inc., 3.75%, 04/01/31 .... 17 14,861
90,882
Pharmaceuticals — 0.8%
1375209 BC Ltd., 9.00%, 01/30/28
(c)
..... 31 30,228
Catalent Pharma Solutions, Inc.
(c)
5.00% , 07/15/27 ................. 37 35,748
3.13% , 02/15/29 ................. 91 79,636
3.50% , 04/01/30 ................. 21 18,269
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 ............. 211 195,043
358,924
Professional Services — 0.9%
(c)
AMN Healthcare, Inc.
4.63% , 10/01/27 ................. 25 23,656
4.00% , 04/15/29 ................. 73 65,840
CoreLogic, Inc., 4.50%, 05/01/28 ....... 140 122,641
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 104 97,013
Korn Ferry, 4.63%, 12/15/27 .......... 87 83,841
392,991
Real Estate Management & Development — 0.9%
Anywhere Real Estate Group LLC
Series AI, 7.00% , 04/15/30 .......... 61 56,069
7.00% , 04/15/30
(c)
................ 64 58,599
Cushman & Wakefield US Borrower LLC
(c)
6.75% , 05/15/28 ................. 154 153,230
8.88% , 09/01/31 ................. 72 76,303
Howard Hughes Corp. (The), 5.38%, 08/01/28
(c)
62 59,590
403,791

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... USD 39 $ 35,100
Semiconductors & Semiconductor Equipment — 0.8%
(c)
Entegris Escrow Corp., 4.75%, 04/15/29 ... 330 317,927
Synaptics, Inc., 4.00%, 06/15/29 ........ 63 56,510
374,437
Software — 7.4%
Alteryx, Inc., 8.75%, 03/15/28
(c)
........ 65 69,184
Boxer Parent Co., Inc.
(c)
7.13% , 10/02/25 ................. 89 89,477
9.13% , 03/01/26 ................. 79 78,826
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 31 30,269
Capstone Borrower, Inc., 8.00%, 06/15/30
(c)
. 69 71,785
Central Parent, Inc., 7.25%, 06/15/29
(c)
.... 113 115,244
Clarivate Science Holdings Corp.
(c)
3.88% , 07/01/28 ................. 317 298,897
4.88% , 07/01/29 ................. 221 207,372
Cloud Software Group, Inc.
(c)
6.50% , 03/31/29 ................. 696 662,899
9.00% , 09/30/29 ................. 367 348,816
Consensus Cloud Solutions, Inc.
(c)
6.00% , 10/15/26 ................. 17 16,164
6.50% , 10/15/28 ................. 15 13,606
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 5 4,519
Elastic NV, 4.13%, 07/15/29
(c)
......... 102 93,661
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 127 120,188
Gen Digital, Inc., 6.75%, 09/30/27
(c)
...... 68 69,178
McAfee Corp., 7.38%, 02/15/30
(c)
....... 205 187,217
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 78 75,671
Open Text Corp., 6.90%, 12/01/27
(c)
...... 189 196,494
PTC, Inc.
(c)
3.63% , 02/15/25 ................. 49 47,902
4.00% , 02/15/28 ................. 33 31,274
Sabre GLBL, Inc., 8.63%, 06/01/27
(c)
..... 90 81,902
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
112 110,402
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 57 47,058
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
240 217,679
3,285,684
Specialized REITs — 0.9%
Iron Mountain, Inc.
(c)
7.00% , 02/15/29 ................. 156 160,349
5.63% , 07/15/32 ................. 24 22,720
SBA Communications Corp.
3.88% , 02/15/27 ................. 113 108,516
3.13% , 02/01/29 ................. 101 90,748
382,333
Specialty Retail — 1.0%
Arko Corp., 5.13%, 11/15/29
(c)
......... 33 28,553
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................. 2 1,900
5.00% , 02/15/32
(c)
................ 40 36,352
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. 117 106,810
PetSmart, Inc., 7.75%, 02/15/29
(c)
....... 250 243,204
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 14 13,731
430,550
Technology Hardware, Storage & Peripherals — 0.6%
Seagate HDD Cayman
(c)
8.25% , 12/15/29 ................. 115 124,031
8.50% , 07/15/31 ................. 129 140,004
264,035
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.6%
(c)
Crocs, Inc.
4.25% , 03/15/29 ................. USD 34 $ 30,455
4.13% , 08/15/31 ................. 4 3,385
Hanesbrands, Inc., 4.88%, 05/15/26 ..... 18 17,363
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 30 27,067
Levi Strauss & Co., 3.50%, 03/01/31 ..... 136 117,754
William Carter Co. (The), 5.63%, 03/15/27 .. 94 92,825
288,849
Trading Companies & Distributors — 3.2%
(c)
Beacon Roofing Supply, Inc.
4.13% , 05/15/29 ................. 25 22,791
6.50% , 08/01/30 ................. 56 57,259
Boise Cascade Co., 4.88%, 07/01/30 ..... 61 57,275
Fortress Transportation & Infrastructure
Investors LLC
9.75% , 08/01/27 ................. 29 30,160
5.50% , 05/01/28 ................. 6 5,770
7.88% , 12/01/30 ................. 217 226,066
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 23 20,680
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 105 103,668
Imola Merger Corp., 4.75%, 05/15/29 ..... 57 54,156
SRS Distribution, Inc.
4.63% , 07/01/28 ................. 110 104,356
6.13% , 07/01/29 ................. 100 94,803
6.00% , 12/01/29 ................. 120 111,889
United Rentals North America, Inc., 6.00%,
12/15/29 ..................... 304 308,642
WESCO Distribution, Inc., 7.25%, 06/15/28 . 226 232,289
1,429,804
Wireless Telecommunication Services — 1.0%
(c)
Connect Finco SARL, 6.75%, 10/01/26 .... 200 198,802
Vmed O2 UK Financing I plc, 4.75%, 07/15/31 296 264,211
463,013
Total Corporate Bonds — 90 .6%
(Cost: $ 40,848,661 ) .............................. 40,434,496
Floating Rate Loan Interests
Air Freight & Logistics — 0.1%
Forward Air Corp., Term Loan B ,
9.86%
,
09/20/30
(e)
................ 46 43,508
Chemicals — 0.0%
Aruba Investments Holdings, LLC, 2nd Lien
Term Loan , (1-mo. CME Term SOFR at
0.75% Cap + 7.75%), 13.21%
,
11/24/28
(e)
12 11,298
Commercial Services & Supplies — 0.1%
PECF USS Intermediate Holding III Corp., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Cap + 4.25%), 9.89%
,
12/15/28
(e)
...... 38 29,443
Communications Equipment — 0.1%
ViaSat, Inc., Term Loan , 9.96%
,
05/30/30
(e)
. 54 52,720
Diversified Consumer Services — 0.1%
(e)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.96%
,
12/11/28 ............ 20 19,882
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Cap +
5.75%), 11.21%
,
12/10/29 ........... 29 24,785
44,667

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 1.0%
(e)
Altice France SA, Term Loan B14 , (3-mo. CME
Term SOFR + 5.50%), 10.89%
,
08/15/28 . USD 186 $ 166,618
Frontier Communications Holdings LLC, Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Cap + 3.75%), 9.22%
,
10/08/27 ....... 103 102,291
Radiate Holdco LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Cap + 3.25%),
8.72%
,
09/25/26 ................. 161 128,007
Zayo Group Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.47%
,
03/09/27 ................. 36 30,462
427,378
Food Products — 0.1%
Chobani LLC, Term Loan , (1-mo. CME Term
SOFR + 3.75%), 9.11%
,
10/25/27
(e)
.... 52 52,043
Health Care Equipment & Supplies — 0.2%
Bausch + Lomb Corp., Term Loan
(e)
(1-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.71% , 05/10/27 ......... 41 40,251
(1-mo. CME Term SOFR + 4.00%),
9.36% , 09/29/28 ............... 45 44,719
84,970
Health Care Providers & Services — 0.1%
(e)
LifePoint Health, Inc., Term Loan , (3-mo. CME
Term SOFR + 5.50%), 11.17%
,
11/16/28 . 13 13,236
Surgery Center Holdings, Inc., Term Loan ,
8.86%
,
12/19/30 ................. 13 13,067
26,303
Health Care Technology — 1.5%
(e)
Athenahealth Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.61%
,
02/15/29 ................. 356 354,129
Verscend Holding Corp., Term Loan B1 ,
(1-mo. CME Term SOFR + 4.00%),
9.47%
,
08/27/25 ................. 334 334,020
688,149
Hotels, Restaurants & Leisure — 0.0%
Fertitta Entertainment LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Cap +
4.00%), 9.36%
,
01/27/29
(e)
.......... —
(i)
1
Household Durables — 0.2%
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Cap +
4.00%), 9.47%
,
10/06/28
(e)
.......... 72 64,147
Insurance — 0.1%
Alliant Holdings Intermediate LLC, Term Loan
B6 , (1-mo. CME Term SOFR at 0.50% Cap
+ 3.50%), 0.00%
,
11/06/30
(e)
......... 27 26,899
Life Sciences Tools & Services — 0.2%
Star Parent, Inc., Term Loan , (3-mo. CME Term
SOFR + 4.00%), 9.35%
,
09/27/30
(e)
.... 84 82,819
Security
Par (000)
Par (000) Value
Media — 0.8%
(e)
Clear Channel Outdoor Holdings, Inc., Term
Loan B , (3-mo. CME Term SOFR + 3.50%),
9.14%
,
08/21/26 ................. USD 217 $ 214,754
DirecTV Financing LLC, Term Loan , (3-mo.
CME Term SOFR at 0.75% Cap + 5.00%),
10.65%
,
08/02/27 ................ 152 151,817
366,571
Passenger Airlines — 0.0%
AAdvantage Loyalty IP Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Cap + 4.75%),
10.43%
,
04/20/28
(e)
............... 2 1,800
Professional Services — 0.0%
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.97%
,
06/02/28
(e)
................ 14 13,485
Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Cap + 4.00%), 9.36%
,
01/31/30
(e) (j)
18 17,890
Software — 1.1%
(e)
Banff Guarantor, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Cap +
5.50%), 10.97%
,
02/27/26 ........... 96 95,550
Boxer Parent Co., Inc., Term Loan , 12/29/28
(k)
129 130,138
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.95% - 9.99%
,
03/30/29 ...... 201 195,497
McAfee Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.20%
,
03/01/29 ................. 73 72,942
Sabre GLBL, Inc., Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.97%
,
12/17/27 ................. 7 5,902
Sabre GLBL, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.97%
,
12/17/27 ................. 11 9,297
509,326
Trading Companies & Distributors — 0.0%
SRS Distribution, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.96%
,
06/02/28
(e)
................ —
(i)
1
Total Floating Rate Loan Interests — 5 .7%
(Cost: $ 2,590,513 ) .............................. 2,543,418
Preferred Securities
Capital Trusts — 0.4%
Electric Utilities — 0.3%
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c) (d) (e)
.............. 103 107,232
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(c) (d) (e)
..................... 57 56,145
Total Preferred Securities — 0 .4%
(Cost: $ 159,985 ) ................................ 163,377
Total Long-Term Investments — 97.1%
(Cost: $ 43,783,555 ) .............................. 43,323,603

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.26%
(l) (m)
................. 583,186 $ 583,186
Total Short-Term Securities — 1 .3%
(Cost: $ 583,186 ) ................................ 583,186
Total Investments — 98 .4%
(Cost: $ 44,366,741 ) .............................. 43,906,789
Other Assets Less Liabilities — 1.6% ................... 694,003
Net Assets — 100.0% ..............................
$ 44,600,792
(a)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Perpetual security with no stated maturity date.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(f)
When-issued security.
(g)
Convertible security.
(h)
Zero-coupon bond.
(i)
Rounds to less than 1,000.
(j)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)
Affiliate of the Fund.
(m)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 84,681 $ 498,505
(a)
$ — $ — $ — $ 583,186 583,186 $ 10,430 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable High Yield Bond Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 6 03/28/24 $ 653 $ 14,803
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 182,312 $ — $ — $ 182,312
Corporate Bonds ........................................ — 40,434,496 — 40,434,496
Floating Rate Loan Interests
Air Freight & Logistics .................................... — 43,508 — 43,508
Chemicals ............................................ — 11,298 — 11,298
Commercial Services & Supplies ............................. — 29,443 — 29,443
Communications Equipment ................................ — 52,720 — 52,720
Diversified Consumer Services .............................. — 44,667 — 44,667
Diversified Telecommunication Services ........................ — 427,378 — 427,378
Food Products ......................................... — 52,043 — 52,043
Health Care Equipment & Supplies ........................... — 84,970 — 84,970
Health Care Providers & Services ............................ — 26,303 — 26,303
Health Care Technology .................................. — 688,149 — 688,149
Hotels, Restaurants & Leisure .............................. — 1 — 1
Household Durables ..................................... — 64,147 — 64,147
Insurance ............................................ — 26,899 — 26,899
Life Sciences Tools & Services .............................. — 82,819 — 82,819
Media ............................................... — 366,571 — 366,571
Passenger Airlines ...................................... — 1,800 — 1,800
Professional Services .................................... — 13,485 — 13,485
Real Estate Management & Development ....................... — — 17,890 17,890
Software ............................................. — 509,326 — 509,326
Trading Companies & Distributors ............................ — 1 — 1
Preferred Securities ....................................... — 163,377 — 163,377

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable High Yield Bond Fund

Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 583,186 $ — $ — $ 583,186
$ 765,498 $ 43,123,401 $ 17,890 $ 43,906,789
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 14,803 $ — $ — $ 14,803
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)